Stock Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company estimated the fair value of stock options awarded during the nine months ended September 30, 2014 using the Black-Scholes option pricing model. The fair values of stock options granted were estimated using the following assumptions:

Option Grants Awarded During the Nine Months Ended September 30, 2014
Stock Price	$2.49 to $6.00
Dividend Yield	0%
Expected Volatility	60%
Risk-free interest rate	1.30% to 2.03%
Expected Life	3.75 to 6.25 years

The fair value of the employee stock option granted was estimated using the following assumptions:

December 12, 2013
Price of Company’s stock	$1.68
Dividend yield	0.00%
Expected volatility	60.0%
Risk-free interest rate	1.79%
Expected life	5.93 years

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the Company’s stock option activity during the nine months ended September 30, 2014:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, January 1, 2014	275,689	$1.68	$-	-	$-
Granted	1,542,477	4.63	2.60	-	-
Exercised	-	-	-	-	-
Forfeited	(166,981)	2.52	1.44	-	-
Outstanding September 30, 2014	1,651,185	$4.35	$2.45	9.4	$11,538,844

Exercisable, January 1, 2014	17,231	$1.68	$-	-	$-
Vested	340,580	4.88	-	-	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Exercisable, September 30, 2014	357,811	$4.73	$2.62	9.4	$2,365,792

A summary of the status of the Company’s stock option plans and the changes during the years ended December 31, 2013 and 2012, is presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding October 30, 2012 (inception)	-
Issued	-
Exercised	-
Forfeited	-
Outstanding December 31, 2012	-
Issued	275,689	$1.68	$0.23
Exercised	-
Forfeited	-
Outstanding December 31, 2013	275,689	$1.68	$0.23	9.9 years	$-

Exercisable at December 31, 2013	17,231	$1.68	$0.23	9.9 years	$-

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The following table presents information related to stock options outstanding and exercisable at September 30, 2014:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$1.68	275,689	9.2	68,922
2.49	370,864	9.3	14,411
3.63	51,958	9.4	38,969
4.99	99,214	9.5	14,260
6.00	853,460	9.5	221,249
	1,651,185	9.4	357,811

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
A summary of the activity related to RSUs for the nine months ended September 30, 2014 is presented below:

	Total	Weighted Average Grant Date Fair Value	Total Grant Date Fair Value
Nonvested at January 1, 2014	-	$-	$-
RSU Granted	484,194	12.40	6,002,925
RSUs vested	(4,509)	11.52	(51,948)
RSUs forfeited	(17,625)	13.23	(233,178)
Nonvested at September 30, 2014	462,060	$12.37	5,717,799

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The following tables summarize total stock based compensation costs recognized for the three and nine months ended September 30, 2014 and 2013.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Stock options	$325,634	$-	$1,070,939	$-
RSUs	381,856	-	389,482	-
IR warrant	39,410	-	198,983	-
Total	$746,900	$-	$1,659,404	$-

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The total amount of stock-based compensation was reflected within the condensed statements of operations as:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Research and development	$329,138	$-	$568,390	$-
General and administrative	165,228	-	657,738	-
Marketing	252,534	-	433,276	-
Total	$746,900	$-	$1,659,404	$-